LOSS PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
LOSS PER SHARE

13. LOSS PER SHARE

In accordance with ASC 260, Earnings Per Share, the basic loss per common share is computed by dividing the net loss available to common stockholders by the weighted average number of common stock outstanding. Diluted loss per common share is computed similar to basic loss per common share except that the denominator is increased to include the number of additional shares of common stock that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive.

The Company excluded the potential common stock equivalents outstanding from the calculation of diluted weighted average net loss per share for the three months ended March 31, 2023 and 2022, which would be anti-dilutive due to the net loss from continuing operations in those periods.

Anti-dilutive securities, which are convertible into or exercisable for the Company's common stock, consist of the following at March 31, 2023 and 2022:

	March 31,
	2023	2022
Convertible notes	10,961,000	20,367,000
Convertible preferred stock	25,000,000	25,000,000
Total	35,961,000	45,367,000

15. LOSS PER SHARE

In accordance with ASC 260, Earnings Per Share, the basic loss per common share is computed by dividing the net loss available to common stockholders by the weighted average number of common stock outstanding. Diluted loss per common share is computed similar to basic loss per common share except that the denominator is increased to include the number of additional shares of common stock that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. The Company had 10,736,066 and 0 of potential common Stock equivalents outstanding as of December 31, 2022, and 2021, respectively, related to convertible notes payable and accrued interest. The Company excluded the potential common stock equivalents outstanding from the calculation of diluted weighted average net loss per share for each of the years ended December 31, 2022, and 2021, which would be anti-dilutive due to the net loss from continuing operations in those periods.